Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 441,692,307.88
Previously Paid Amount	0.00
Total Fee Amount	60,997.71
Total Offset Amount	0.00
Net Fee	$ 60,997.71
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A